As filed with the Securities and Exchange Commission on November 22, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300
Wexford, PA 15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA 15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

THE MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

COMMON STOCK - 100.4%

Automobiles & Components - 3.9%
Harley-Davidson, Inc.	400,000	$25,100,000
National R.V. Holdings, Inc. (a)	418,350	1,451,675
Thor Industries, Inc.	1,447,100	59,577,107
Winnebago Industries, Inc.	828,200	25,988,916
		112,117,698

Banks - 1.8%
Washington Mutual, Inc.	1,211,687	52,672,034

Capital Goods - 5.8%
Caterpillar, Inc.	1,320,000	86,856,000
Eagle Materials, Inc.	303,996	10,238,585
Graco, Inc.	206,707	8,073,976
The Lamson & Sessions Co. (a)	138,000	3,287,160
Rush Enterprises, Inc. - Class A (a)	206,605	3,446,171
Rush Enterprises, Inc. - Class B (a)	282,005	4,396,458
Terex Corp. (a)	1,128,200	51,017,204
		167,315,554

Consumer Durables - 6.4%
American Woodmark Corp.	402,500	13,560,225
The Black & Decker Corp.	506,100	40,159,035
Masco Corp.	1,050,000	28,791,000
Mohawk Industries, Inc. (a)	330,663	24,617,860
Polaris Industries, Inc.	519,200	21,365,080
Stanley Furniture Co., Inc.	621,800	13,250,558
Whirlpool Corp.	501,400	42,172,754
		183,916,512

Consumer Services - 0.4%
Wyndham Worldwide Corp. (a)	405,920	11,353,582

Diversified Financials - 17.0%
Capital One Financial Corp.	1,454,700	114,426,702
Citigroup, Inc.	2,270,000	112,750,900
Countrywide Financial Corp.	3,191,998	111,847,610
GAMCO Investors, Inc.	121,600	4,628,096
Merrill Lynch & Co., Inc.	1,631,700	127,631,574
Morgan Stanley	243,000	17,717,130
		489,002,012

Energy - 16.8%
Anadarko Petroleum Corp.	2,285,600	100,177,848
ConocoPhillips	1,695,400	100,927,162
Devon Energy Corp.	1,337,700	84,475,755
The Houston Exploration Co. (a)	677,000	37,336,550
Nabors Industries, Ltd. (a)(b)	3,180,000	94,605,000
Patterson-UTI Energy, Inc.	2,826,400	67,155,264
		484,677,579

Food Beverage & Tobacco - 3.4%
Altria Group, Inc.	1,265,580	96,880,149

Health Care Equipment & Services - 4.1%
UnitedHealth Group, Inc.	2,431,200	119,615,040

THE MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Homebuilding - 10.0%
Beazer Homes USA, Inc.	678,900	$26,504,256
Centex Corp.	1,360,000	71,563,200
Meritage Corp. (a)	983,200	40,910,952
NVR, Inc. (a)	145,000	77,575,000
Pulte Homes, Inc.	640,460	20,405,056
Toll Brothers, Inc. (a)(c)	1,873,800	52,616,304
		289,574,768

Insurance - 11.3%
The Allstate Corp.	2,220,200	139,273,146
American International Group, Inc.	1,746,100	115,696,586
Fidelity National Financial, Inc.	1,557,094	64,852,965
Fidelity National Title Group, Inc.	272,491	5,711,411
		325,534,108
Materials - 9.2%
BHP Billiton, Ltd. - ADR	2,110,100	79,930,588
Cemex S.A. de C.V. - ADR (a)	4,708,990	141,646,419
Chaparral Steel Co. (a)	403,800	13,753,428
NovaGold Resources, Inc. (a)(b)	534,700	8,389,443
RTI International Metals, Inc. (a)	278,800	12,150,104
Texas Industries, Inc.	201,900	10,510,914
		266,380,896

Pharmaceuticals & Biotechnology - 7.1%
Johnson & Johnson	1,827,500	118,677,850
Marshall Edwards, Inc. (a)	75,607	223,041
Novogen, Ltd. - ADR (a)	250,360	2,866,622
Pfizer, Inc.	2,900,000	82,244,000
		204,011,513

Software & Services - 0.3%
eResearch Technology, Inc. (a)	1,040,225	8,436,225
OpenTV Corp. - Class A (a)	200,000	570,000
		9,006,225

Technology Hardware & Equipment - 0.6%
Intel Corp.	16,000	329,120
International Business Machines Corp.	140,000	11,471,600
MasTec, Inc. (a)	461,700	5,111,019
		16,911,739

Telecommunication Services - 0.1%
Embarq Corp.	46,773	2,262,410

Transportation - 1.7%
YRC Worldwide, Inc. (a)	1,292,400	47,870,496

Utilities - 0.5%
Dynegy, Inc. - Class A (a)	720,000	3,988,800
El Paso Corp.	791,450	10,795,378
		14,784,178
Total Common Stocks (Cost $2,156,730,289)		2,893,886,493

THE MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

Name of Issuer or Title of Issue		Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.1%

	United States Treasury Bill
	4.775%, due 10/26/2006	3,709,243	$3,709,243

	Total Short-Term Investment (Cost $3,709,243)		3,709,243

TOTAL INVESTMENTS - 100.5% (Cost $2,160,439,532)			2,896,455,736

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%			(14,162,450)

TOTAL NET ASSETS - 100.0%			$2,882,293,286

ADR	American Depositary Receipt
(a)	Non income producing security.
(b)	Foreign company.
(c)	Shares are held to cover all or a portion of a corresponding written option contract.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2006 (Unaudited)

	Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)	Value

WRITTEN CALL OPTIONS - 0.0%
Toll Brothers, Inc.
Expiration January 2008
Exercise Price $35.00	1,000	$(310,000)

WRITTEN PUT OPTIONS - 0.0%
Toll Brothers, Inc.
Expiration January 2008
Exercise Price $35.00	1,000	(830,000)

Total Options Written (Premiums received $1,317,839) - 0.0%		$(1,140,000)

The cost basis of investments for federal income tax purposes at 09/30/2006 was as follows*:

Cost of investments	$2,164,078,340

Gross unrealized appreciation	$816,783,712
Gross unrealized depreciation	(84,406,316)
Net unrealized appreciation	$732,377,396

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Wexford Trust

By (Signature and Title) /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date 11/17/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date 11/17/2006

By (Signature and Title) /s/ James S. Head
James S. Head, Treasurer

Date 11/17/2006